Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Total
Balance at the Beginning of the Period at Dec. 31, 2015		$ 14,262	$ 53,262	$ 146,124	$ (155,518)	$ (29,607)	$ 162	$ 14,424
Net income plus other comprehensive income/(loss)
Net income		11,872		11,872				11,872
Other comprehensive income/(loss)		209				209		209
Total comprehensive income/(loss)		12,081						12,081
Cash dividends paid - common stock ($6.21, $5.90 and $5.50 per share for 2018, 2017 and 2016, respectively)		(5,256)		(5,256)				(5,256)
Common stock issued under employee plans (Shares - 3,998,245, 4,311,998 and 3,893,366 for 2018, 2017 and 2016, respectively)		695	695					695
Purchases (Shares - 1,173,416, 1,226,080 and 854,365) and sales (Shares - 424,589, 463,083 and 383,077) of treasury stock under employee plans - net, for 2018, 2017 and 2016, respectively		(59)		18	(77)			(59)
Other treasury shares purchased, not retired (Shares - 32,949,233, 27,237,179 and 23,283,400 for 2018, 2017 and 2016, respectively)		(3,455)			(3,455)			(3,455)
Changes in other equity		(22)	(22)	0				(22)
Changes in noncontrolling interests							(16)	(16)
Balance at the End of the Period at Dec. 31, 2016		18,246	53,935	152,759	(159,050)	(29,398)	146	18,392
Equity
Cumulative effect of change in accounting principle | Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory	[1]	102		102				102
Net income plus other comprehensive income/(loss)
Net income		5,753		5,753				5,753
Other comprehensive income/(loss)		2,806				2,806		2,806
Total comprehensive income/(loss)		8,559						8,559
Cash dividends paid - common stock ($6.21, $5.90 and $5.50 per share for 2018, 2017 and 2016, respectively)		(5,506)		(5,506)				(5,506)
Common stock issued under employee plans (Shares - 3,998,245, 4,311,998 and 3,893,366 for 2018, 2017 and 2016, respectively)		631	631					631
Purchases (Shares - 1,173,416, 1,226,080 and 854,365) and sales (Shares - 424,589, 463,083 and 383,077) of treasury stock under employee plans - net, for 2018, 2017 and 2016, respectively		(116)		18	(134)			(116)
Other treasury shares purchased, not retired (Shares - 32,949,233, 27,237,179 and 23,283,400 for 2018, 2017 and 2016, respectively)		(4,323)			(4,323)			(4,323)
Changes in other equity		0		0				0
Changes in noncontrolling interests							(15)	(15)
Balance at the End of the Period at Dec. 31, 2017		17,594	54,566	153,126	(163,507)	(26,592)	131	17,725
Equity
Cumulative effect of change in accounting principle | Accounting Standards Update 2014-09, Revenue from Contracts with Customers	[2]	580		580				580
Cumulative effect of change in accounting principle | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)	[2]			2,422		(2,422)
Net income plus other comprehensive income/(loss)
Net income		8,728		8,728				8,728
Other comprehensive income/(loss)		(476)				(476)		(476)
Total comprehensive income/(loss)		8,252						8,252
Cash dividends paid - common stock ($6.21, $5.90 and $5.50 per share for 2018, 2017 and 2016, respectively)		(5,666)		(5,666)				(5,666)
Common stock issued under employee plans (Shares - 3,998,245, 4,311,998 and 3,893,366 for 2018, 2017 and 2016, respectively)		585	585					585
Purchases (Shares - 1,173,416, 1,226,080 and 854,365) and sales (Shares - 424,589, 463,083 and 383,077) of treasury stock under employee plans - net, for 2018, 2017 and 2016, respectively		(103)		15	(117)			(103)
Other treasury shares purchased, not retired (Shares - 32,949,233, 27,237,179 and 23,283,400 for 2018, 2017 and 2016, respectively)		(4,447)			(4,447)			(4,447)
Changes in other equity		0	0	0				0
Changes in noncontrolling interests							3	3
Balance at the End of the Period at Dec. 31, 2018		$ 16,796	$ 55,151	$ 159,206	$ (168,071)	$ (29,490)	$ 134	$ 16,929

[1]	*Reflects the adoption of the FASB guidance on intra-entity transfers of assets.
[2]	* Reflects the adoption of FASB guidance. Refer to note B, “Accounting Changes”.